NOTE 7 - DERIVATIVE LIABILITY (Tables)	6 Months Ended
Nov. 30, 2020
Notes to Financial Statements
Derivative liability
	November 30, 2020		May 31, 2020
	Face Value	Derivative Liability	Face Value	Derivative Liability
Convertible note payable issued December 29, 2015, due December 29, 2016 (M)	$40,000	$160,000	$40,000	$53,333
Convertible note payable issued April 5, 2017, due on demand (W)	29,000	145,000	29,000	38,667
Convertible note payable issued April 5, 2017, due on demand (X)	21,500	107,500	21,500	28,667
Convertible note payable issued January 11, 2018, due on January 11, 2019 (AA)	23,167	92,668	23,167	30,889
Convertible note payable issued December 1, 2017, due on demand (BB)	50,000	83,333	50,000	50,000
Convertible note payable issued December 1, 2017, due on demand (CC)	50,000	83,333	50,000	50,000
Convertible note payable issued March 5, 2018, due on March 5, 2019 (DD)	35,000	140,000	35,000	46,667
Convertible note payable issued April 4, 2018, due on April 4, 2019 (EE)	37,500	150,000	37,500	50,000
Convertible note payable issued September 18, 2018, due on September 18, 2019 (FF)	22,500	90,000	22,500	30,000
Convertible note payable issued September 18, 2018, due on September 18, 2019 (GG)	8,506	34,022	8,506	34,022
Convertible note payable issued December 19, 2018, due on September 19, 2019 (HH)	188,036	744,613	200,000	266,667
Convertible note payable issued February 4, 2019, due on August 4, 2019 (II)	132,007	503,364	170,000	226,667
Convertible note payable issued February 13, 2019, due on November 13, 2019 (JJ)	66,929	267,718	75,000	100,000
Convertible note payable issued November 15, 2018, due on November 15, 2019 (KK)	20,000	80,000	20,000	26,667
Convertible note payable issued November 30, 2018, due on November 30, 2019 (LL)	5,000	20,000	5,000	6,667
Convertible note payable issued December 6, 2018, due on December 6, 2019 (MM)	3,000	12,000	3,000	4,000
Convertible note payable issued December 11, 2018, due on December 11, 2019 (NN)	10,000	40,000	10,000	13,333
Convertible note payable issued June 10, 2019, due on March 10, 2020 (OO)	58,750	235,000	58,750	78,333
Convertible note payable issued September 5, 2019, due on September 5, 2020 (PP)	12,500	50,000	12,500	20,833
Convertible note payable issued October 23, 2019, due on April 23, 2020 (QQ)	—	—	250,000	333,333
Convertible note payable issued August 20, 2020, due on August 20, 2021 (RR)	385,000	770,000	250,000	333,333
Totals	$1,198,395	$3,808,551	$1,121,423	$1,488,745